Tradr 1.5X Short NVDA Daily ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$ 89,989,857
TOTAL NET ASSETS — 100.0%	$ 89,989,857

SWAP CONTRACTS
EQUITY SWAP CONTRACTS
		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Cowen	NVIDIA Corp.	Pay	4.97% (OBFR01* -35bps)	At Maturity	7/16/2024	$(48,564,643)	$-	$(3,955,240)
Clear Street	NVIDIA Corp.	Pay	4.82% (OBFR01* -50bps)	At Maturity	6/27/2025	(67,610,458)	-	4,226,524
TOTAL EQUITY SWAP CONTRACTS								$271,284

*	OBFR01 - Overnight Bank Funding Rate, 5.32% as of June 30, 2024.

Allocation of Portfolio Holdings
Cash**	99.7%
Swaps	0.3%
Total	100.0%

**	Cash, cash equivalents and other assets less liabilities.